Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Allowance for Credit Losses [Abstract]
Balance at beginning of the period/ year	$ 13,457	$ 17,153
Addition (Reversal) during the year	3,137	(3,696)
Balance at end of the period/ year	$ 16,594	$ 13,457